INVESTMENT PROPERTIES - Net straight-line rent receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
INVESTMENT PROPERTIES
Net straight-line rent receivable	$ 18.9	$ 14.8